Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2015

Collection Period Start	1-Jul-15	Distribution Date	17-Aug-15
Collection Period End	31-Jul-15	30/360 Days	30
Beg. of Interest Period	15-Jul-15	Actual/360 Days	33
End of Interest Period	17-Aug-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	424,425,975.82	386,664,018.80	0.4011621
Total Securities		963,859,720.12	424,425,975.82	386,664,018.80	0.4011621
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.457300%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	145,566,255.70	107,804,298.68	0.5585715
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	37,761,957.02	90,978.91	195.6578084	0.4713933
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,761,957.02	179,145.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,245,624.73
Monthly Interest				1,965,786.93
Total Monthly Payments				8,211,411.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				283,442.60
Aggregate Sales Proceeds Advance				14,461,271.40
Total Advances				14,744,714.00

Vehicle Disposition Proceeds:
Reallocation Payments				15,325,735.38
Repurchase Payments				1,310,586.19
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,083,061.69
Excess Wear and Tear and Excess Mileage				203,532.78
Remaining Payoffs				0.00
Net Insurance Proceeds				337,859.31
Residual Value Surplus				219,888.92
Total Collections				52,436,789.93

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,870,235.16			754
Involuntary Repossession	146,926.00			9
Voluntary Repossession	89,651.00			5
Full Termination	4,189,453.22			283
Bankruptcy	29,470.00			2
Insurance Payoff		332,503.31		19
Customer Payoff			323,699.22	17
Grounding Dealer Payoff			8,806,260.73	469
Dealer Purchase			2,087,618.50	108
Total	15,325,735.38	332,503.31	11,217,578.45	1,666

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	23,585	476,976,840.62	7.00000%	424,425,975.82
Total Depreciation Received		(6,847,735.49)		(5,614,748.65)
Principal Amount of Gross Losses	(38)	(692,079.14)		(622,472.77)
Repurchase / Reallocation	(81)	(1,394,637.01)		(1,310,586.19)
Early Terminations	(756)	(13,312,330.16)		(11,937,854.12)
Scheduled Terminations	(1,097)	(20,148,316.56)		(18,276,295.29)
Pool Balance - End of Period	21,613	434,581,742.26		386,664,018.80

Remaining Pool Balance
Lease Payment				52,845,274.04
Residual Value				333,818,744.76
Total				386,664,018.80

III. DISTRIBUTIONS

Total Collections					52,436,789.93
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					52,436,789.93

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					397,842.57
3. Reimbursement of Sales Proceeds Advance					11,236,966.79
4. Servicing Fee:
Servicing Fee Due					353,688.31
Servicing Fee Paid					353,688.31
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					11,988,497.67

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					90,978.91

Class A-3 Notes Monthly Interest Paid					90,978.91
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	179,145.58
Total Note and Certificate Monthly Interest Paid	179,145.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	40,269,146.68

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,761,957.02

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,761,957.02
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,507,189.66

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,507,189.66
Gross Reserve Account Balance		16,965,085.46
Remaining Available Collections Released to Seller		2,507,189.66
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.70
Monthly Prepayment Speed		77%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	629,283.97
Securitization Value of Gross Losses and Casualty Receivables*	622,472.77	38
Aggregate Defaulted and Casualty Gain (Loss)	6,811.20
Pool Balance at Beginning of Collection Period	424,425,975.82
Net Loss Ratio	0.0016%

Cumulative Net Losses for all Periods	0.1398%	1,347,800.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,825,953.98	163
61-90 Days Delinquent	1,033,297.97	59
91-120+ Days Delinquent	276,593.99	18
Total Delinquent Receivables:	4,135,845.94	240
60+ Days Delinquencies as Percentage of Receivables	0.31%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	15,059,688.38	1036
Securitization Value	16,986,368.17
Aggregate Residual Gain (Loss)	(1,926,679.79)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	167,477,836.61	11,257
Cumulative Securitization Value	184,548,495.42
Cumulative Residual Gain (Loss)	(17,070,658.81)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		20,104,215.05
Reimbursement of Outstanding Advance		11,236,966.79
Additional Advances for current period		14,461,271.40
Ending Balance of Residual Advance		23,328,519.66

Beginning Balance of Payment Advance		901,790.80
Reimbursement of Outstanding Payment Advance		397,842.57
Additional Payment Advances for current period		283,442.60
Ending Balance of Payment Advance		787,390.83

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No